Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Inventories [Line Items]
Crude oil	$ 2,127	$ 2,224
Refined products	2,244	2,014
Materials, supplies and merchandise	994	834
Reclassified to assets held for sale (note 33)		(14)
Total current inventories	5,365	5,058
Crude oil held for trading purpose	113	131
Product inventory expensed	$ 18,200	21,700
Reclassification
Disclosure of Inventories [Line Items]
Crude oil		(149)
Materials, supplies and merchandise		$ 149